Research and Development, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Research and Development Expense [Member]
Research and Development, Net (Details) [Line Items]
Share-based payment	$ 402	$ 531	$ 578